STOCKHOLDERS' DEFICIT - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
STOCK CAPITAL
Total stock-based compensation expense	$ 133	$ 717
Research and development
STOCK CAPITAL
Total stock-based compensation expense	63	247
General and administrative
STOCK CAPITAL
Total stock-based compensation expense	$ 70	$ 470